Significant Accounting Estimates, Assumptions and Judgements	12 Months Ended
Dec. 31, 2020
Disclosure Of Initial Application Of Standards Or Interpretations [Abstract]
Significant accounting estimates, assumptions and judgements
4.	Significant accounting estimates, assumptions and judgements

The preparation of these consolidated financial statements in accordance with IFRS requires management to make judgements, estimates and assumptions that affect the application of accounting policies and the reported amounts of assets, liabilities, income and expenses. Actual results may differ from these estimates.

Judgement is used mainly in determining whether a balance or transaction should be recognized in the consolidated financial statements. Estimates and assumptions are mostly used in determining the measurement of recognized transactions and balances. However, judgements and estimates are often interrelated.

Judgements, estimates and assumptions are continually evaluated and are based on factors including expectations of future events that are believed to be reasonable under the circumstances. Revisions to accounting estimates are recognized in the period in which the estimates are revised and in future periods affected.

Judgements, assumptions and estimation uncertainties that have a significant risk of resulting in a material adjustment include the following:

Impairments

CGU’s are defined as the lowest grouping on integrated assets that generate identifiable cash inflows that are largely independent of the cash inflows of other assets or groups of assets. The classification of assets into CGU’s requires significant judgement and interpretations with respect to the integration between assets, the existence of active markets, external users, shared infrastructures and the way in which management monitors the Company’s operations.

The recoverable amounts of CGU’s and individual assets have been determined as the higher of the CGU’s or the asset’s fair value less costs of disposal and its value in use. These calculations require the use of estimates and assumptions and are subject to changes as new information becomes available including information on the likelihood of obtaining future licenses from Health Canada, demand for cannabis for recreational and medical purposes, future selling prices, expected sales volumes, discount rates and future development and operating costs. Changes in assumptions used in determining the recoverable amount could affect the carrying value of the related assets and CGU’s.

Biological assets and inventory

Biological assets, comprising cannabis plants and agricultural product consisting of cannabis, are measured at fair value less costs to produce and sell up to the point of harvest.

Determination of the fair values of the biological assets and the agricultural product requires the Company to make assumptions about how market participants assign fair values to these assets. These assumptions primarily relate to the level of effort required to bring the cannabis up to the point of harvest, costs to convert the harvested cannabis to finished goods, sales price, risk of loss, expected future yields from the cannabis plants and estimating values during the growth cycle.

The valuation of biological assets at the point of harvest is used as the measurement basis for all cannabis-based inventory and thus any critical estimates and judgements related to the valuation of biological assets are also applicable to inventory. The valuation of work-in-progress and finished goods also requires the estimate of conversion costs incurred, which become part of the carrying amount of the inventory. The Company must also determine if the carrying value of any inventory exceeds its net realizable value, such as cases where prices have decreased, or inventory has spoiled or has otherwise been damaged.

Revenue

Government customers typically have a right of product return, and in some cases, the right to pricing adjustments for products that are subsequently discounted or sold for a lower price in another jurisdiction. Licensed Producers can, in some cases, have a right of product return or warranty period. The estimate of potential future returns and pricing adjustments includes the use of estimates and assumptions and are subject to change as new information becomes available.

Deferred tax assets

Deferred tax assets, including those arising from tax loss carry-forwards, require management to assess the likelihood that the Company will generate sufficient taxable earnings in future periods in order to utilize recognized deferred tax assets. Assumptions about the generation of future taxable profits depend on management’s estimates of future cash flows. In addition, future changes in tax laws could limit the ability of the Company to obtain tax deductions in future periods. To the extent that future cash flows and taxable income differ significantly from estimates, the ability of the Company to realize the net deferred tax assets recorded at the reporting date could be affected.

Share-based compensation

The fair value of share-based compensation expenses is estimated using the Black-Scholes pricing model and relies on a number of estimates, such as the expected life of the warrant, the volatility of the underlying share price, the risk-free rate of return and the estimated rate of forfeiture of warrants granted.

Convertible instruments

Convertible notes are compound financial instruments which are accounted for separately by their components: a financial liability and an equity instrument. The financial liability, which represents the obligation to pay coupon interest on the convertible notes in the future, is initially measured at its fair value and subsequently measured at amortized cost. The residual amount is accounted for as an equity instrument at issuance.

The identification of the components of convertible notes is based on interpretations of the substance of the contractual arrangement and therefore requires judgement from management. The separation of the components affects the initial recognition of the convertible debenture at issuance and the subsequent recognition of interest on the liability component. The determination of the fair value of the liability is also based on various assumptions, including contractual future cash flows, discount rates and the presence of any derivative financial instruments.

The Secured Convertible Note and Unsecured Convertible Notes are financial liabilities measured at FVTPL. The determination of the fair value of the liabilities are estimated based on various assumptions, including future share price, volatility, discount rate and various probability factors.

The derivative warrant liabilities are financial liabilities measured at FVTPL. The determination of the fair value of the liabilities are estimated based on various assumptions, including future share price, volatility, discount rate and various probability factors.

Financial obligations

The financial obligation arising pursuant to a royalty agreement, required management to make assumptions and use judgement in determining the generation of future revenues and an appropriate discount rate.

Acquisitions

The Company assesses whether an acquisition should be accounted for as an asset acquisition or a business combination under IFRS 3. This assessment requires management to make judgements on whether the assets acquired and liabilities assumed constitute a business as defined in IFRS 3 and if the integrated set of activities, including inputs and processes acquired, is capable of being conducted and managed as a business and the Company obtains control of the business inputs and processes.

Fair value of assets acquired and liabilities assumed in a business combination

The fair value of assets acquired and liabilities assumed in a business combination, including contingent consideration and goodwill, is estimated based on information available at the date of acquisition. Various valuation techniques are applied for measuring fair value including market comparables and discounted cash flows which rely on assumptions such as future selling prices, expected sales volumes, discount rates and future development and operating costs. Changes in these variables could significantly impact the carrying value of the net assets. Specific judgement is required in the identification of intangible assets.